Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	$ 240	$ 213
Accumulated amortization	155	149
Net book value	85	64
Depreciation	20	36	$ 76
Buildings, leasehold improvements and other
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	68	60
BlackBerry operations and other information technology
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	85	71
Manufacturing, repair and research and development equipment
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	73	73
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	$ 14	$ 9